Property, Plant and Equipment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) m²	Dec. 31, 2024 USD ($) m²	Dec. 31, 2021 m²
Property, Plant and Equipment [Line Items]
Area of capitalized leasing rights from israel land administration | m²	16,880	16,880
Extension option for lease with israel land administration	49 years	49 years
Machinery [Member]
Property, Plant and Equipment [Line Items]
Cost of facilities, machinery and equipment (in Dollars) | $	$ 2,550	$ 1,853
Kamada Assets [Member]
Property, Plant and Equipment [Line Items]
Plant area | m²			14,880
Leasehold improvements [member]
Property, Plant and Equipment [Line Items]
Depreciation expense (in Dollars) | $		127
Plant [Member]
Property, Plant and Equipment [Line Items]
Plant area | m²			14,880
Right-of-use assets [member] | Leasehold improvements [member]
Property, Plant and Equipment [Line Items]
Depreciation expense (in Dollars) | $		$ 128